WARRANT DERIVATIVE LIABILITY (Detail) - 3 months ended Mar. 31, 2021	$ / shares	$ / shares
Disclosure of classes of share capital [line items]
Exercised price of derivative warrants exercised		$ 1.00
Bottom of range [member] | Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Exercised price of derivative warrants expired	$ 15.00
Top of range [member] | Canadian Dollar [Member]
Disclosure of classes of share capital [line items]
Exercised price of derivative warrants expired	$ 36.00